Fresh-Start Reporting (Plan of Reorganization Adjustments to Equity) (Details) $ / shares in Units, $ in Millions	Oct. 03, 2016 USD ($) $ / shares shares
Enterprise value	$ 10,500
Vistra Operations Credit Facility – Term Loan C Facility	(181)
Tax Receivable Agreement obligation	(574)
Preferred stock of PrefCo	(70)
Other items	(2)
Total equity	$ (7,741)
Shares outstanding at October 3, 2016 (in millions) | shares	427,500,000
Per share value | $ / shares	$ 18.11
Senior Secured Initial Term Loan B Facility [Member]
Vistra Operations Credit Facility – Initial Term Loan B Facility	$ (2,871)
Senior Secured Term Loan C Facility [Member]
Vistra Operations Credit Facility – Initial Term Loan B Facility	(655)
Successor
Enterprise value	10,500
Cash and cash equivalents	801
Restricted cash	793
Total equity	7,741
Common stock at par value	4
Additional paid-in-capital	$ 7,737